Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flow from operating activities
Net earnings for the year	$ 111,244	$ 12,041
Current income tax expense (Note 28)	92,129	53,901
Deferred income tax recovery (Note 28)	(20,861)	(32,754)
Interest expense (recovery) (Note 23)	16,879
Interest expense (recovery) (Note 23)		(678)
Depreciation and amortization (Note 12)	253,453	147,289
Impairment charges (Note 13)	40,050	27,789
Accretion on closure and decommissioning provision (Note 17)	9,903	6,524
Unrealized foreign exchange losses	6,057	10,337
Gain on sale of mineral properties, plant and equipment	(3,858)	(7,973)
Other operating activities (Note 25)	(96,277)	17,724
Changes in non-cash operating working capital (Note 25)	(27,944)	(4,261)
Operating cash flows before interest and income taxes	380,775	229,939
Interest paid	(16,944)	(1,684)
Interest received	776	1,944
Income taxes paid	(82,579)	(75,221)
Net cash generated from operating activities	282,028	154,978
Cash flow from investing activities
Payments for mineral properties, plant and equipment	(205,807)	(144,348)
Tahoe Resources Inc. (Tahoe) acquisition (Note 8)	(247,479)	0
Acquisition of mineral interests	(1,545)	(7,500)
Net proceeds from sale of short-term investments	39,727	(25,554)
Proceeds from sale of mineral properties, plant and equipment	10,267	15,781
Net proceeds from commodity, diesel fuel swaps, and foreign currency contracts	2,669	2,449
Net cash used in investing activities	(402,168)	(159,172)
Cash flow from financing activities
Proceeds from issue of equity shares	2,781	1,081
Distributions to non-controlling interests	(924)	(2,020)
Dividends paid	(29,332)	(21,284)
Proceeds from credit facility (Note 19)	335,000	0
Repayment of credit facility (Note 19)	(185,000)	0
Repayment of short-term loans	0	(3,000)
Payment of lease obligations	(19,270)	(7,911)
Net cash generated from (used in) financing activities	103,255	(33,134)
Effects of exchange rate changes on cash and cash equivalents	(1,061)	(115)
Net decrease in cash and cash equivalents	(17,946)	(37,443)
Cash and cash equivalents at the beginning of the year	138,510	175,953
Cash and cash equivalents at the end of the year	$ 120,564	$ 138,510